STOCKHOLDERS' EQUITY (Details Textual) (USD $)	0 Months Ended	5 Months Ended	9 Months Ended		8 Months Ended	9 Months Ended		8 Months Ended		9 Months Ended
	Jul. 25, 2013	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2012 Common Stock [Member]	Sep. 30, 2013 Common Stock [Member]	Sep. 30, 2013 Common Stock [Member] IPO [Member]	Dec. 31, 2012 Common Stock [Member] Manager [Member]	Dec. 31, 2012 Common Stock [Member] Xl Investments Ltd [Member]	Sep. 30, 2013 Preferred Stock [Member]	Dec. 31, 2012 Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues					26,500,000		4,033,333	1,500,000	25,000,000	100
Stock Issued During Period Offer Price New Issues							$ 15.00	$ 1.00	$ 1.00	$ 1,000
Proceeds from Issuance of Private Placement					$ 26,177,089		$ 59,000,000
Payments of Stock Issuance Costs					322,911		1,500,000
Stockholders Equity, Reverse Stock Split					one-for-16
Stock Issued During Period, Shares, Reverse Stock Splits					1,656,250				1,666,667
Stock Issued During Period Offer Price Reverse Stock Splits									$ 15
Stock Issued During Period, Value, New Issues							60,500,000		25,000,000
Preferred Stock, Dividend Rate, Percentage										12.50%
Proceeds from Issuance of Preferred Stock and Preference Stock		0	10,041							67,500
Preferred Stock, Redemption Price Per Share										$ 1,100
Preferred Stock, Redemption Amount										110,000
Dividends, Preferred Stock, Total			2,326			0				0
Preferred Stock, Dividend Rate, Per-Dollar-Amount			$ 23.26
Dividends Payable			$ 0	$ 220,833						$ 7,311,903	$ 1,161,672
Dividends Payable, Amount Per Share										$ 1.28	$ 0.043827
Underwriters Payment Per Share Value							$ 0.60
Common Stock Purchase Price (in dollars per share)							$ 15.00
Warrants Exercise Price As Percentage Of IPOs Price	105.00%
Warrants To Purchase Common Stock	3,125,000
Common Stock Exercise Price Description	at a per share exercise price equal to 105% of the $15.00 IPO price, or $15.75